Inventories	12 Months Ended
Dec. 31, 2020
Inventories Disclosure [abstract]
Inventories
14. Inventories
(USD millions)	2020	2019

Raw material, consumables	967	751

Work in progress	3 324	3 024

Finished products	2 840	2 207

Total inventories	7 131	5 982

The following table shows the amount of inventory recognized as an expense in “Cost of goods sold” in the consolidated income statements from continuing operations:
(USD billions)	2020	2019	2018

Cost of goods sold	– 8.5	– 8.5	– 8.3

The following table shows the recognized amount of inventory provision and reversals of inventory provision recorded in the consolidated income statements from continuing operations:
(USD millions)	2020	2019	2018

Inventory provisions	– 702	– 752	– 603

Reversals of inventory provisions	255	218	216

The reversals mainly result from the release of products initially requiring additional quality control inspections and from the reassessment of inventory values manufactured prior to regulatory approval but for which approval was subsequently received.